Loans to Third Parties	12 Months Ended
Dec. 31, 2020
Loans To Third Parties [Abstract]
Loans to third parties

Note 5 — Loans to third parties

Loans to third parties consisted of the following:

	As of December 31,
	2020	2019

Unsecured loan receivable from third parties (1)	$704,981	$740,000
Guaranteed loan receivable from media business (2)	68,095,019	-
	68,800,000	740,000
Less: Long term portion	(63,434,483)	-
Prepayments, deposits and other assets – current portion	$5,365,517	$740,000

(1)	The Company had unsecured, interest-bearing loan receivables from various third parties. The maturity of these loans are generally within one year. As of December 31, 2020 and 2019, the loans to third parties amounted to $704,981 and $740,000 with annual interest rates approximately 8% and 5.3%.

(2)	Pursuant to the agreement with Shenzhen Kezhi Technology Co., Ltd.(“Kezhi”) on September 25, 2020 and a series of amendments entered during the period from September 25, 2020 to May 16, 2021, the Company intends to expand to media business through Kezhi. The Company originally planned to acquire certain media business assets from Kezhi, however, due to uncertainties in COVID-19, the Company and Kezhi ultimately reached into a final agreement (“Final agreement”) on May 16, 2021. Pursuant to the Final agreement, the Company agreed to extend a working capital support loan to Kezhi in aggregated of $68,095,019 with expected annual returns over two years and coupon interest rate of 5%. The expected annual return is as follows:

Twelve months ending December 31,	Expected annual return schedule
2021	$4,660,536
2022	70,243,985
Total return payments (including principal and interest)	$74,904,521

The effective annual interest rate based on the expected annual return schedule was approximately 5%. The repayment of loan is guaranteed by a third-party company. As of December 31, 2020, based on the above repayment plan, the Company included $4,660,536 principal portion of the loan receivable in the current portion of loans to third parties and included $63,434,483 in the non-current portion of loans to third parties.